Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tonnage Tax	$ 797	$ 169	$ 123
Greece
Tonnage Tax	$ 668